OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06537

Invesco Trust for Investment Grade New York Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade New York Municipals Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	VK-CE-IGNYM-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–122.43%(a)

New York–116.32%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	$1,000	$1,114,270
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (b)	5.00%	12/15/25	500	557,765
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	2,360	2,740,998
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	3,700	4,300,066
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (c)	0.00%	07/15/34	8,315	3,327,663
Series 2009, PILOT RB	6.25%	07/15/40	1,565	1,840,941
Series 2009, PILOT RB	6.38%	07/15/43	1,025	1,209,685
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/43	1,260	1,358,104
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/32	650	711,659
Series 2012, RB	5.00%	08/01/42	2,250	2,439,855
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	920	855,002
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	2,400	2,438,832
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (d)	5.25%	05/01/28	2,500	2,940,575
Series 2011 A, School Facility RB (d)	5.25%	05/01/30	2,710	3,180,483
Series 2011 A, School Facility RB (d)	5.25%	05/01/31	1,000	1,172,180
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (e)	5.20%	12/01/23	2,650	2,730,056
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	3,115	3,387,064
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	3,160	3,638,045
Long Island Power Authority; Series 2006 E, Electric System General RB	5.00%	12/01/17	1,975	2,145,521
Series 2009 A, Electric System General RB	5.75%	04/01/39	635	721,779
Series 2009 A, Electric System General RB	6.25%	04/01/33	1,860	2,178,246
Madison (County of) Industrial Development Agency (Morrisville State College Foundation); Series 2005 A, Civic Facility RB (INS-CIFG) (b)	5.00%	06/01/28	1,000	1,015,510
Metropolitan Transportation Authority; Series 2005 B, RB (INS-BHAC) (b)(d)	5.00%	11/15/31	10,000	10,406,800
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	500	563,735
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	1,535	1,794,338
Series 2012 H, RB	5.00%	11/15/30	750	865,020
Series 2013 E, RB	5.00%	11/15/30	2,750	3,157,330
Subseries 2011 B-2, Dedicated Tax Fund RB	5.00%	11/15/32	1,360	1,583,135
Monroe County Industrial Development Corp. (Monroe Community College Association, Inc.); Series 2014 A, Ref. RB (INS-AGM) (b)	5.00%	01/15/38	1,750	1,952,843
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	880	961,858
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/34	1,000	1,136,740
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	2,030	2,280,806
Series 2013 A, RB	5.00%	07/01/38	1,000	1,130,640
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	420	413,872
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	152	2
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/33	1,000	1,119,560
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	2,070	2,285,528
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	2,250	2,431,147
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	996,580

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997, Special Obligation RB (INS-NATL) (b)(e)	5.75%	12/01/22	$2,000	$2,011,580
Series 1997 6, Special Obligation RB (INS-NATL) (b)(e)	5.75%	12/01/25	2,500	2,507,275
Series 2010, Special Obligation RB	6.00%	12/01/42	1,930	2,239,263
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (d)(e)	5.00%	11/01/25	10,000	10,963,200
One Hundred Forty-Fourth Series 2006, Consolidated RB (d)	5.00%	10/01/35	10,000	10,685,200
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	3,985	4,065,457
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/21	2,445	2,796,200
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/37	3,700	4,076,142
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (b)	5.00%	01/01/36	2,860	2,954,180
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.); Series 2005, Special Facility RB (e)	5.50%	01/01/19	3,710	3,903,105
Series 2005, Special Facility RB (e)	5.50%	01/01/20	3,000	3,148,710
Series 2005, Special Facility RB (e)	5.50%	01/01/21	4,000	4,202,320
Series 2005, Special Facility RB (e)	5.50%	01/01/24	2,000	2,096,900
New York (City of) Municipal Water Finance Authority; Series 2005 D, Water & Sewer System RB (d)	5.00%	06/15/37	12,000	12,305,520
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	3,000	3,457,110
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	600	683,526
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,000	3,450,570
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/38	2,950	3,347,542
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	1,650	1,905,090
Series 2009 S-3, Building Aid RB (d)	5.25%	01/15/27	4,500	5,126,490
Series 2009 S-3, Building Aid RB (d)	5.25%	01/15/39	2,500	2,806,825
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/28	625	711,088
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/29	500	567,955
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/30	500	567,045
Subseries 2011 D-1, Future Tax Sec. RB (d)	5.00%	11/01/33	13,500	15,360,300
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	1,135	1,332,263
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	1,880	2,012,521
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (d)	5.00%	04/01/28	2,250	2,530,303
Series 2008 1A, Ref. RB	5.00%	04/01/31	1,550	1,731,753
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/33	2,000	2,309,240
New York (City of); Series 2011 A-3, VRD Unlimited Tax GO (f)	0.05%	08/01/35	2,450	2,450,000
Subseries 2008 A-1, Unlimited Tax GO Bonds (d)	5.25%	08/15/27	1,140	1,292,965
Subseries 2008 A-1, Unlimited Tax GO Bonds (d)	5.25%	08/15/28	1,140	1,292,965
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	4,050	4,715,617
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	476,948
Subseries 2008 I-1, Unlimited Tax GO Bonds (d)	5.00%	02/01/26	10,000	11,121,200
Subseries 2008 L-1, Unlimited Tax GO Bonds (d)	5.00%	04/01/27	10,000	11,149,300
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	3,500	4,004,455
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, RB	5.75%	07/01/33	540	609,055
Series 2012 A, RB	5.00%	07/01/28	1,000	1,103,770
Series 2012 A, RB	5.00%	07/01/29	1,000	1,098,860
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/27	700	897,715
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/30	1,750	2,294,495
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/31	445	587,676

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS-AGM) (b)	5.75%	11/01/40	$1,255	$1,451,157
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (d)	5.00%	07/01/35	3,990	4,237,460
Series 2010 A, RB	5.00%	07/01/40	1,000	1,139,220
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	2,150	2,498,730
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (b)	5.25%	07/01/28	2,065	2,422,534
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (INS-AGC) (b)	5.00%	07/01/33	1,415	1,564,254
Series 2011 A, RB	5.13%	07/01/29	500	581,210
Series 2014, RB	5.00%	07/01/44	1,000	1,124,330
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (d)	5.00%	03/15/30	3,000	3,480,060
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (b)	5.00%	07/01/41	2,715	2,800,685
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (b)	5.50%	07/01/23	3,750	4,618,200
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	1,000	1,006,700
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	2,125	2,329,467
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,750	1,941,415
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	500	575,285
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-AMBAC) (b)	5.50%	07/01/31	2,500	3,186,075
Series 2001 1, RB (INS-BHAC) (b)	5.50%	07/01/31	1,115	1,438,919
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB	5.50%	05/01/37	1,250	1,387,038
Series 2011 A, RB	5.00%	05/01/32	500	554,330
Subseries 2005 A, RB	5.00%	11/01/26	2,125	2,223,175
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/25	1,145	1,283,969
Series 2013 A, RB	5.00%	05/01/29	1,300	1,431,690
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, RB (INS-AGC) (b)	5.13%	07/01/39	1,000	1,074,710
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,750	1,981,857
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	1,870	2,127,181
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS-AGC) (b)	5.75%	10/01/24	2,500	2,921,725
Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/24	500	569,975
Series 2011 A, RB	5.00%	10/01/25	1,195	1,395,461
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	2,780	3,135,784
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	1,500	1,602,750
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB (INS-NATL) (b)	5.25%	05/15/15	1,290	1,320,612
Series 1993 B, RB	5.25%	05/15/19	3,870	4,214,314
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	2,815	3,297,829
New York (State of) Dormitory Authority (The New School); Series 2010, RB	5.50%	07/01/40	2,755	3,107,805
Series 2011, Ref. RB	5.00%	07/01/31	1,750	1,937,460
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/44	2,130	2,379,657
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	2,125	2,232,376
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/27	2,500	2,709,575
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (b)(e)	5.25%	02/15/28	2,000	2,227,140
Series 2010 E, General Purpose Personal Income Tax RB	5.00%	02/15/40	500	565,735
Series 2014 C, Personal Income Tax RB (d)	5.00%	03/15/41	6,000	6,808,080

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (g)	12.34%	04/01/20	$1,500	$1,504,080
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	1,770	2,014,207
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	410	471,525
New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/27	1,000	1,133,390
Series 2014 J, RB	5.00%	01/01/34	4,085	4,683,534
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (d)	5.00%	12/15/32	12,500	14,777,375
New York City Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/30	2,780	3,079,656
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (h)	5.00%	11/15/44	2,895	2,954,174
Series 2014, Class 3, Ref. Liberty RB (h)	7.25%	11/15/44	1,085	1,230,922
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	2,125	2,386,736
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (d)	5.00%	09/15/40	14,445	15,414,837
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	3,215	3,576,655
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	2,785	3,155,099
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/37	2,145	2,651,392
New York Local Government Assistance Corp.; Series 1993 C, Ref. RB	5.50%	04/01/17	2,000	2,155,620
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/39	1,905	2,159,775
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,570	1,836,460
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	849,923
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/25	2,000	2,270,220
Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS-SGI) (b)	5.00%	07/15/26	1,000	1,011,720
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (e)	5.00%	04/01/28	1,000	1,124,110
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/40	725	812,493
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.00%	06/15/23	940	1,131,027
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	475	475,670
Series 1999 B, Civic Facility RB	6.00%	12/01/19	595	596,678
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	2,435	2,625,831
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/31	2,250	2,376,382
Sales Tax Asset Receivable Corp Series 2015 A, Ref. RB (d)	5.00%	10/15/31	7,235	8,714,775
Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility RB	5.13%	12/01/27	1,000	1,050,680
Suffolk (County of) Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/32	1,085	1,222,253
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (h)	5.38%	01/01/27	1,770	1,783,647
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,034,650
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	1,035	1,144,586
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (e)	5.00%	11/01/36	500	538,585
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/27	1,000	1,066,830
Series 2013 A, RB	5.00%	07/01/32	750	792,593
Series 2013 A, RB	5.00%	07/01/38	2,000	2,098,880
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	750	851,468

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. Sub. CAB RB (c)	0.00%	11/15/32	$2,000	$1,029,400
Series 2013 C, RB (d)	5.00%	11/15/38	7,210	8,248,889
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	2,500	2,749,325
Series 2010 A, RB	5.13%	09/01/40	985	1,073,936
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	2,070	1,731,452
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	1,970	1,607,559
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,137,960
Series 2009 A, Ref. RB	5.00%	07/01/26	815	925,123
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,430	1,175,331
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,200	1,276,788
				446,634,059

Guam–3.29%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	860	948,064
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	552,840
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.25%	10/01/34	1,500	1,731,045
Series 2013 C, General RB (INS-AGM) (b)(e)	6.00%	10/01/34	950	1,115,395
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	1,020	1,145,491
Series 2012 A, Ref. RB	5.00%	10/01/34	1,370	1,522,207
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,500	3,883,075
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	435	475,185
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,125	1,253,261
				12,626,563

Puerto Rico–1.47%

Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.00%	08/01/40	1,920	1,469,472
Series 2011 C, RB	5.25%	08/01/40	5,275	4,190,566
				5,660,038

Virgin Islands–1.35%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/44	785	857,479
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,880	2,139,459
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,200	1,318,572
Series 2012 A, RB (h)	4.00%	10/01/22	835	870,487
				5,185,997
TOTAL INVESTMENTS(i)–122.43% (Cost $434,134,653)				470,106,655

FLOATING RATE NOTE OBLIGATIONS–(24.29)%

Notes with interest and fee rates ranging from 0.53% to 0.61% at 11/30/14, and contractual maturities of collateral ranging from 11/01/25 to 03/15/41(See Note 1D) (j)				(93,285,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(23.54)%				(90,368,168)
OTHER ASSETS LESS LIABILITIES–25.40%				97,519,419
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$383,972,906

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	PILOT	—	Payment-in-Lieu-of-Tax

AGC	—	Assured Guaranty Corp.	Radian	—	Radian Asset Assurance, Inc.

AGM	—	Assured Guaranty Municipal Corp.	RB	—	Revenue Bonds

AMBAC	—	American Municipal Bond Assurance Corp.	Ref.	—	Refunding

BHAC	—	Berkshire Hathaway Assurance Corp.	Sec.	—	Secured

CAB	—	Capital Appreciation Bonds	SGI	—	Syncora Guarantee, Inc.

CIFG	—	CIFG Assurance North America, Inc.	Sr.	—	Senior

GO	—	General Obligation	Sub.	—	Subordinated

INS	—	Insurer	VRD	—	Variable Rate Demand

NATL	—	National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(e)	Security subject to the alternative minimum tax.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(g)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,504,080 which represents less than 1% of the Trust’s Net Assets.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $6,839,230, which represented 1.78% of the Trust’s Net Assets.

(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5%.

(j)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $165,861,870 are held by Dealer Trusts and serve as collateral for the $ 93,285,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade New York Municipals

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade New York Municipals

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $45,744,501 and $46,216,102, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,242,418
Aggregate unrealized (depreciation) of investment securities	(684,059)
Net unrealized appreciation of investment securities	$36,558,359
Cost of investments for tax purposes is $433,548,296.

Invesco Trust for Investment Grade New York Municipals

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade New York Municipals

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.